Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares		Dec. 31, 2018 MXN ($) $ / shares
Profit or loss [abstract]
Net sales		$ 9,126		$ 181,520	$ 192,342		$ 181,823
Other operating revenues		105	[1]	2,095	2,129	[2]	519
Total revenues		9,231	[1]	183,615	194,471	[2]	182,342
Cost of goods sold		5,068	[1]	100,804	106,964	[2]	98,404
Gross profit		4,163	[1]	82,811	87,507	[2]	83,938
Administrative expenses		397	[1]	7,891	8,427	[2]	7,999
Selling expenses		2,441	[1]	48,553	52,110	[2]	49,925
Other income		75	[1]	1,494	1,890	[2]	569
Other expenses		256	[1]	5,105	4,380	[2]	2,450
Interest expense		397	[1]	7,894	6,904	[2]	7,568
Interest income		53	[1]	1,047	1,230	[2]	1,004
Foreign exchange gain (loss), net		0	[1]	4	(330)	[2]	(277)
Gain on monetary position for subsidiaries in hyperinflationary economies		19	[1]	376	221	[2]	212
Market value (loss) on financial instruments		(11)	[1]	(212)	(288)	[2]	(314)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method		808	[1]	16,077	18,409	[2]	17,190
Income taxes		273	[1]	5,428	5,648	[2]	5,260
Share in the (loss) of equity accounted investees, net of taxes		(14)	[1]	(281)	(131)	[2]	(226)
Net income from continuing operations		521	[1]	10,368	12,630	[2]	11,704
Net income after tax from discontinued operations		0	[1]	0	0	[2]	3,366
CONSOLIDATED NET INCOME		521	[1]	10,368	12,630	[2],[3]	15,070
Attributable to:
Equity holders of the parent- continuing operations		518	[1]	10,307	12,101	[2]	10,936
Equity holders of the parent- discontinued operations		0	[1]	0	0	[2]	2,975
Non-controlling interest from continuing operations		3	[1]	61	529	[2]	768
Non-controlling interest from discontinued operations		0	[1]	0	0	[2]	391
Consolidated comprehensive income of the year, net of tax		$ 521	[1]	$ 10,368	$ 12,630	[2],[3]	$ 15,070
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (loss) from continuing operations | (per share)	[4]	$ 0.03	[1]	$ 0.61	$ 0.72	[2]	$ 0.65
Basic controlling interest net income from discontinued operations | (per share)	[4]	0	[1]	0	0	[2]	0.18
Diluted controlling interest net income (loss) from continuing operations | (per share)	[4]	0.03	[1]	0.61	0.72	[2]	0.65
Diluted controlling interest net income from discontinued operations | (per share)	[4]	$ 0	[1]	$ 0	$ 0	[2]	$ 0.18

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[3]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[4]	2018 data have been revised for the effect of the March 22, 2019 eight to one stock split – See Note 23